Property, Plant and Equipment (Details) - HKD HKD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	HKD 157,621	HKD 160,203
Accumulated depreciation and amortization	(18,312)	(14,590)
Construction in progress	14,473	102
Property, plant and equipment, net	153,782	145,715
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	136,099	136,099
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	694	694
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	38	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,814	3,508
Land use rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	HKD 18,976	HKD 19,902